CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 United States of America, Dollars USD ($)
Net revenues (including sublicensing revenues from a related party amounting to nil, RMB5,594, and RMB768 for 2009, 2010 and 2011, respectively)	897,624	387,097	153,626	$ 142,619
Cost of revenues	(697,337)	(350,830)	(216,708)	(110,796)
Gross (loss) profit	200,287	36,267	(63,082)	31,823
Operating expenses:
Product development	(72,573)	(31,287)	(20,908)	(11,531)
Sales and marketing	(230,475)	(130,238)	(72,746)	(36,619)
General and administrative	(80,529)	(28,957)	(18,523)	(12,795)
Total operating expenses	(383,577)	(190,482)	(112,177)	(60,945)
Loss from operations	(183,290)	(154,215)	(175,259)	(29,122)
Interest income	23,693	1,170	2,054	3,764
Interest expenses	(6,825)	(7,440)	(6,835)	(1,084)
Change in fair value of warrant liability		(44,268)	(2,313)
Others, net	(5,682)	69	67	(903)
Loss before income taxes	(172,104)	(204,684)	(182,286)	(27,345)
Net loss	(172,104)	(204,684)	(182,286)	$ (27,345)
Net loss per share, basic and diluted (in dollars per share)	(0.09)	(0.44)	(0.50)	$ (0.01)
Net loss per ADS (each ADS represents 18 Class A ordinary shares), basic and diluted (in dollars per share)	(1.55)	(7.90)	(8.98)	$ (0.25)
Shares used in computation, basic (in shares)	1,992,923,515	466,340,541	365,432,916	1,992,923,515
Shares used in computation, diluted (in shares)	1,992,923,515	466,340,541	365,432,916	1,992,923,515
ADS used in computation, basic and diluted (in shares)	110,717,973	25,907,808	20,301,829	110,717,973